NOTE 5 - STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants issued as part of senior secured convertible notes	4,535,714
Number of warrants exercised	800,000	150,000
Cash proceeds from warrants exercised	$ 120,000	$ 7,500
Stock option exercised	100,000
Cash proceeds from stock options		$ 7,500	$ 7,500	$ 58,000
Cashless stock option exercised	900,000
Shares of common stock issued	639,606
Stock options represents	150,000
Price per share - exercised	$ 0.05